UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741

(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2009

Item 1. Schedule of Investments.

TCM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS at June 30, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.1%

	Aerospace & Defense - 1.3%
75,900	BE Aerospace, Inc. *	$1,089,924
38,502	Heico Corp.	1,396,083
80,506	Ladish Co., Inc. *	1,044,163
145,704	LMI Aerospace, Inc. *	1,474,524
		5,004,694
	Auto Components - 1.5%
356,981	LKQ Corp. *	5,872,337

	Capital Markets - 2.1%
125,063	Affiliated Managers Group, Inc. *	7,277,416
62,735	Duff & Phelps Corp. - Class A	1,115,428
		8,392,844
	Chemicals - 4.3%
160,954	Airgas, Inc.	6,523,466
242,610	Calgon Carbon Corp. *	3,369,853
87,399	Lubrizol Corp.	4,134,847
176,358	Nalco Holding Co.	2,969,869
		16,998,035
	Commercial Services & Supplies - 10.1%
84,879	Copart, Inc. *	2,942,755
124,273	Corinthian Colleges, Inc. *	2,103,942
64,807	Cornell Companies, Inc. *	1,050,521
109,023	CoStar Group, Inc. *	4,346,747
129,407	FTI Consulting, Inc. *	6,563,523
217,101	Geo Group Inc. *	4,033,737
167,080	Healthcare Services Group , Inc.	2,987,390
173,635	Kenexa Corp. *	2,008,957
180,507	Resources Connection, Inc. *	3,099,305
177,696	Rollins, Inc.	3,075,918
112,779	Taleo Corp. *	2,060,472
221,228	Waste Connections, Inc. *	5,732,018
		40,005,285
	Commercial Supplies & Services - 2.0%
172,267	Huron Consulting Group, Inc. *	7,963,903

	Communications Equipment - 3.7%
425,222	CIENA Corp. *	4,401,048
118,427	CommScope, Inc. *	3,109,893
299,502	NICE Systems Ltd. - ADR *	6,909,511
		14,420,452
	Computers & Peripherals - 1.2%
447,950	Seagate Technology	4,685,557

	Construction & Engineering - 6.7%
253,528	Foster Wheeler AG *	6,021,290
238,834	McDermott International, Inc. *	4,850,719
204,458	Orion Marine Group, Inc. *	3,884,702
239,745	URS Corp. *	11,872,172
		26,628,883
	Electrical Equipment - 0.1%
14,292	General Cable Corp. *	537,093

	Electronic Equipment & Instruments - 3.2%
279,600	Amphenol Corp. - Class A	8,846,544
93,718	Rogers Corp. *	1,895,915
94,970	Trimble Navigation Ltd. *	1,864,261
		12,606,720
	Energy Equipment & Services - 2.4%
45,127	Core Laboratories NV	3,932,818
145,182	NATCO Group, Inc. *	4,779,391
147,352	North American Energy Partners *	897,374
		9,609,583
	Food & Staples Retailing - 1.2%
185,555	Casey's General Stores, Inc.	4,766,908

	Health Care Equipment & Supplies - 5.7%
92,642	Gen-Probe, Inc. *	3,981,753
158,813	IDEXX Laboratories, Inc. *	7,337,160
185,056	Illumina, Inc. *	7,206,081
89,775	NuVasive, Inc. *	4,003,965
		22,528,959
	Health Care Providers & Services - 8.5%
118,993	Air Methods Corp. *	3,255,649
206,147	Athenahealth, Inc. *	7,629,500
200,307	HMS Holdings Corp. *	8,156,501
99,769	MEDNAX, Inc. *	4,203,268
138,211	Patterson Companies, Inc. *	2,999,179
371,421	Sun Healthcare Group, Inc. *	3,134,793
153,636	VCA Antech, Inc. *	4,102,081
		33,480,971
	Health Care Technology - 0.8%
284,041	Omnicell, Inc. *	3,053,441

	Hotels, Restaurants & Leisure - 1.5%
102,893	Bally Technologies, Inc. *	3,078,559
96,928	Penn National Gaming, Inc. *	2,821,574
		5,900,133
	Internet Software & Services - 6.6%
370,899	Cybersource Corp. *	5,674,755
152,805	Digital River, Inc. *	5,549,878
83,496	Equinix, Inc. *	6,073,499
141,035	j2 Global Communications, Inc. *	3,181,749
23,647	Sina Corp. *	705,159
356,160	SkillSoft PLC - ADR *	2,778,048
115,071	Vocus, Inc. *	2,273,803
		26,236,891
	IT Services - 2.0%
109,723	Global Payments, Inc.	4,110,224
239,102	Tyler Technologies, Inc. *	3,734,773
		7,844,997
	Machinery - 2.0%
178,921	Chart Industries, Inc. *	3,252,784
23,901	Duoyuan Global Water, Inc. - ADR *	580,316
142,906	Titan Machinery, Inc. *	1,813,477
68,233	Wabtec Corp.	2,195,056
		7,841,633
	Marine - 0.9%
117,807	Kirby Corp. *	3,745,085

	Metals & Mining - 5.9%
152,904	Alpha Natural Resources, Inc. *	4,016,788
230,475	GrafTech International Ltd. *	2,606,672
259,892	Horsehead Holding Corp. *	1,936,195
295,065	Sims Metal Management Limited - ADR	6,084,240
394,323	Steel Dynamics, Inc.	5,808,378
268,892	Thompson Creek Metals Company, Inc.*	2,748,076
		23,200,349
	Personal Products - 0.9%
145,589	Alberto - Culver Co.	3,702,328

	Road & Rail - 1.7%
106,823	Genesee & Wyoming, Inc. *	2,831,878
231,445	Knight Transportation, Inc.	3,830,415
		6,662,293
	Semiconductor & Semiconductor Equipment - 10.9%
177,111	ATMI, Inc. *	2,750,534
166,879	Cavium Networks, Inc. *	2,805,236
179,290	Diodes, Inc. *	2,804,096
186,734	FEI Co. *	4,276,209
139,942	Hittite Microwave Corp. *	4,862,984
305,223	Integrated Device Technology, Inc. *	1,843,547
480,385	Intersil Corp.	6,038,439
191,085	Lam Research Corporaton *	4,968,210
144,340	Monolithic Power Systems, Inc. *	3,234,659
186,226	OmniVision Technologies, Inc. *	1,934,888
383,840	TriQuint Semiconductor, Inc. *	2,038,190
221,933	Varian Semiconductor Equipment Associates, Inc. *	5,324,173
		42,881,165

	Software - 5.6%
212,140	Ansys, Inc. *	6,610,282
29,758	Concur Technologies, Inc. *	924,879
292,236	MICROS Systems, Inc. *	7,399,415
130,924	SolarWinds, Inc. *	2,158,937
236,154	SuccessFactors, Inc. *	2,167,894
89,548	Ultimate Software Group, Inc. *	2,170,643
77,996	Verint Systems, Inc. *	803,359
		22,235,409
	Specialty Retail - 2.7%
78,810	Advance Auto Parts	3,269,827
207,340	Dick's Sporting Goods, Inc. *	3,566,248
96,413	O'Reilly Automotive, Inc. *	3,671,407
		10,507,482
	Wireless Telecommunication Services - 1.6%
82,255	Leap Wireless International, Inc. *	2,708,657
156,277	SBA Communications Corp. - Class A *	3,835,038
		6,543,695
	TOTAL COMMON STOCKS
	(Cost $343,141,819)	383,857,125

	SHORT-TERM INVESTMENT - 2.0%

	Money Market Fund - 2.0%
7,996,603	SEI Daily Income Trust Government Fund	7,996,603

	TOTAL SHORT-TERM INVESTMENT
	(Cost $7,996,603)	7,996,603

	TOTAL INVESTMENTS IN SECURITIES - 99.1%
	(Cost $351,138,422)	391,853,728
	Other Assets in Excess of Liabilities - 0.9%	3,458,961
	TOTAL NET ASSETS - 100.0%	$395,312,689

*	Non-income producing security.
ADR	American Depository Receipt

	The cost basis of investments for federal income tax purposes at June 30, 2009 was as follows+:

	Cost of investments	$354,992,417
	Gross unrealized appreciation	54,709,322
	Gross unrealized depreciation	(17,848,011)
	Net unrealized appreciation	$36,861,311

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
	or annual report.

TCM Small Cap Growth Fund

FAS 157 - Summary of Fair Value Exposure at June 30, 2009

The Fund has adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157") and FASB Staff Position No. 157-4 ("FSP 157-4"). FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. FAS 157 requires each fund to classify its securities based on valuation method, using the following levels:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$22,279,952	$-	$-	$22,279,952
Consumer Staples	8,469,236	-	-	8,469,236
Energy	9,609,583	-	-	9,609,583
Financials	8,392,844	-	-	8,392,844
Health Care	59,063,371	-	-	59,063,371
Industrials	98,388,868	-	-	98,388,868
Information Technology	130,911,192	-	-	130,911,192
Materials	40,198,384	-	-	40,198,384
Telecommunications Services	6,543,695	-	-	6,543,695
Total Equity	$383,857,125	$-	$-	$383,857,125
Short-Term Investment	7,996,603			7,996,603
Total Investments in Securities	$391,853,728	$-	$-	$391,853,728

TCM SMALL - MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS at June 30, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.0%

	Aerospace & Defense - 1.0%
11,879	BE Aerospace, Inc. *	$170,583
8,921	Goodrich Corp.	445,782
		616,365
	Auto Components - 1.0%
38,164	LKQ Corp. *	627,798

	Capital Markets - 3.2%
20,159	Affiliated Managers Group, Inc. *	1,173,052
47,277	Invesco Ltd.	842,476
		2,015,528
	Chemicals - 5.6%
24,994	Airgas, Inc.	1,013,007
21,058	Albemarle Corp.	538,453
21,869	Ecolab, Inc.	852,672
13,903	Lubrizol Corp.	657,751
28,086	Nalco Holding Co.	472,968
		3,534,851
	Commercial Services & Supplies - 9.2%
13,267	Copart, Inc. *	459,967
13,416	DeVry, Inc.	671,337
23,333	FTI Consulting, Inc. *	1,183,450
34,029	Geo Group Inc. *	632,259
4,777	ITT Educational Services, Inc. *	480,853
27,171	Republic Services, Inc.	663,244
15,693	Stericycle, Inc. *	808,660
34,275	Waste Connections, Inc. *	888,065
		5,787,835
	Communications Equipment - 2.5%
19,028	CommScope, Inc. *	499,675
46,263	NICE Systems Ltd. - ADR *	1,067,288
		1,566,963
	Computers & Peripherals - 2.0%
64,386	Brocade Communications Systems, Inc. *	503,499
70,979	Seagate Technology	742,440
		1,245,939
	Construction & Engineering - 8.3%
41,011	Foster Wheeler AG *	974,011
21,952	Jacobs Engineering Group, Inc. *	923,960
71,667	McDermott International, Inc. *	1,455,557
37,426	URS Corp. *	1,853,335
		5,206,863
	Diversified Financial Services - 1.0%
22,775	Moody's Corp.	600,121

	Electrical Equipment - 0.1%
2,266	General Cable Corp. *	85,156

	Electronic Equipment & Instruments - 2.9%
46,804	Amphenol Corp. - Class A	1,480,878
15,071	Trimble Navigation Ltd. *	295,844
		1,776,722
	Energy Equipment & Services - 2.4%
6,976	Core Laboratories NV	607,958
11,922	FMC Technologies, Inc. *	448,029
10,068	Oceaneering International, Inc. *	455,074
		1,511,061
	Health Care Equipment & Supplies - 8.9%
20,590	DENTSPLY International, Inc.	628,407
8,403	Edwards Lifesciences Corp. *	571,656
13,676	Gen-Probe, Inc. *	587,794
17,869	IDEXX Laboratories, Inc. *	825,548
29,454	Illumina, Inc. *	1,146,939
14,195	NuVasive, Inc. *	633,097
28,248	ResMed, Inc. *	1,150,541
		5,543,982
	Health Care Providers & Services - 5.1%
9,417	DaVita, Inc. *	465,765
4,412	Henry Schein, Inc. *	211,555
10,640	Laboratory Corp Of America Holdings *	721,286
16,257	MEDNAX, Inc. *	684,908
21,572	Patterson Companies, Inc. *	468,112
23,849	VCA Antech, Inc. *	636,768
		3,188,394
	Hotels, Restaurants & Leisure - 2.3%
16,208	Bally Technologies, Inc. *	484,944
3,139	Chipotle Mexican Grill, Inc. *	251,120
3,600	Chipotle Mexican Grill Inc. - Class B *	251,244
15,330	Penn National Gaming, Inc. *	446,256
		1,433,564
	Household Products - 1.7%
7,277	Church & Dwight Co., Inc.	395,214
12,963	Energizer Holdings, Inc. *	677,187
		1,072,401
	Internet Software & Services - 4.8%
36,767	Cybersource Corp. *	562,535
23,883	Digital River, Inc. *	867,431
13,467	Equinix, Inc. *	979,589
22,094	j2 Global Communications, Inc. *	498,441
3,825	Sina Corp. *	112,761
		3,020,757
	IT Services - 2.2%
13,282	Affiliated Computer Services, Inc. *	589,986
21,184	Global Payments, Inc.	793,553
		1,383,539
	Life Sciences Tools & Services - 1.1%
16,308	Life Technologies Corp. *	680,370

	Machinery - 1.7%
9,018	Joy Global, Inc.	322,123
10,896	Navistar International Corp. *	475,066
7,789	Wabtech Corp.	250,572
		1,047,761
	Marine - 0.7%
14,654	Kirby Corp. *	465,851

	Metals & Mining - 4.2%
24,350	Alpha Natural Resources, Inc. *	639,674
32,401	Sims Metal Management Limited - ADR	668,108
61,405	Steel Dynamics, Inc.	904,496
42,870	Thompson Creek Metals Company, Inc. *	438,132
		2,650,410
	Personal Products - 0.9%
22,939	Alberto - Culver Co.	583,339

	Road & Rail - 1.7%
16,983	Genesee & Wyoming, Inc. *	450,219
36,044	Knight Transportation, Inc.	596,528
		1,046,747
	Semiconductor & Semiconductor Equipment - 8.5%
26,272	Broadcom Corp. *	651,283
22,046	Hittite Microwave Corp. *	766,098
28,618	Integrated Device Technology, Inc. *	172,853
54,455	Intersil Corp.	684,499
30,606	Lam Research Corporation *	795,756
32,239	Microchip Technology, Inc.	726,989
61,588	NVIDIA Corp. *	695,329
35,545	Varian Semiconductor Equipment Associates, Inc. *	852,725
		5,345,532
	Semiconductors & Related Devices - 0.7%
69,252	Siliconware Precision Industries Co. Ltd. - ADR	429,362

	Software - 6.0%
37,886	Ansys, Inc. *	1,180,527
4,814	Concur Technologies, Inc. *	149,619
39,227	Electronic Arts, Inc. *	852,011
40,376	MICROS Systems, Inc. *	1,022,320
35,641	Nuance Communications, Inc. *	430,900
11,639	Verint Systems, Inc. *	119,882
		3,755,259
	Specialty Retail - 3.8%
12,697	Advance Auto Parts	526,798
22,428	Bed Bath & Beyond, Inc. *	689,661
32,451	Dick's Sporting Goods, Inc. *	558,157
15,130	O'Reilly Automotive, Inc. *	576,151
		2,350,767
	Trading Companies & Distributors - 1.0%
18,362	Fastenal Co.	609,067

	Wireless Telecommunication Services - 2.5%
12,930	Leap Wireless International, Inc. *	425,785
10,014	Millicom International Cellular SA *	563,388
24,080	SBA Communications Corp. - Class A *	590,923
		1,580,096
	TOTAL COMMON STOCKS
	(Cost $54,512,819)	60,762,400

	SHORT-TERM INVESTMENT - 3.2%

	Money Market Fund - 3.2%
2,025,962	SEI Daily Income Trust Government Fund	2,025,962

	TOTAL SHORT-TERM INVESTMENT
	(Cost $2,025,962)	2,025,962

	TOTAL INVESTMENTS IN SECURITIES - 100.2%
	(Cost $56,538,781)	62,788,362
	Other Assets in Excess of Liabilities - (0.2%)	(145,197)
	TOTAL NET ASSETS - 100.00%	$62,643,165

*	Non-income producing security.
ADR	American Depository Receipt

	The cost basis of investments for federal income tax purposes at June 30, 2009 was as follows+:

	Cost of investments	$57,351,229
	Gross unrealized appreciation	6,569,035
	Gross unrealized depreciation	(1,131,902)
	Net unrealized appreciation	$5,437,133

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
	or annual report.

TCM Small - Mid Cap Growth Fund

FAS 157 - Summary of Fair Value Exposure at June 30, 2009

The Fund has adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157") and FASB Staff Position No. 157-4 ("FSP 157-4"). FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. FAS 157 requires each fund to classify its securities based on valuation method, using the following levels:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$5,564,318	$-	$-	$5,564,318
Consumer Staples	1,655,740	-	-	1,655,740
Energy	1,511,060	-	-	1,511,060
Financials	2,615,649	-	-	2,615,649
Health Care	9,412,746	-	-	9,412,746
Industrials	13,713,456	-	-	13,713,456
Information Technology	18,524,073	-	-	18,524,073
Materials	6,185,262	-	-	6,185,262
Telecommunications Services	1,580,096	-	-	1,580,096
Total Equity	$60,762,400	$-	$-	$60,762,400
Short-Term Investment	2,025,962			2,025,962
Total Investments in Securities	$62,788,362	$-	$-	$62,788,362

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*       /s/Robert M. Slotky
Robert M. Slotky, President

Date  August 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/Robert M. Slotky
Robert M. Slotky, President

Date  August 26, 2009

By (Signature and Title)*       /s/ Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  August 25, 2009

* Print the name and title of each signing officer under his or her signature.